UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2007
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2007






























The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2006, 2005, 2004, 2003, and 2002, has been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2007, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.




                                            Period Ended
                                                June 30,
                                                                         Years Ended December 31,
Selected Data for Each Share of Capital Stock
Outstanding Throughout the Period                  2007      2006      2005      2004      2003       2002
                                            (Unaudited)

NET ASSET VALUE-BEGINNING OF PERIOD
                                                $ 23.22   $ 24.35   $ 24.89   $ 24.51   $ 19.95   $  26.02

Income from investment operations:
   Net investment income (loss)                   (0.06)     0.16      0.04      0.07      0.03      (0.07)
   Net realized and unrealized
      gain (loss) on securities                    2.26      1.86      0.78      1.72      4.56      (6.00)

TOTAL FROM INVESTMENT OPERATIONS                   2.20      2.02      0.82      1.79      4.59      (6.07)

Less distributions:
   From net investment income                     (0.00)    (0.16)    (0.04)    (0.07)    (0.03)         -
   From net realized gain
     on investments                               (0.00)    (2.99)    (1.32)    (1.34)        -          -

TOTAL DISTRIBUTIONS                               (0.00)    (3.15)    (1.36)    (1.41)    (0.03)     (0.00)

NET ASSET VALUE-END OF PERIOD                   $  25.42   $ 23.22   $ 24.35   $ 24.89   $ 24.51   $  19.95


TOTAL RETURN                                       9.48%     8.49%     3.27%     7.30%    23.00%   (23.33)%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                       1.59%*      1.60%     1.60%     1.52%     1.50%      1.50%
   Net investment income (loss)                 (0.44)%*      0.59%     0.16%     0.28%     0.13%    (0.17)%

Portfolio turnover rate                          78.64%*    112.06%    73.99%    54.69%   134.24%     79.86%

Net assets at end of period (000's)             $ 26,931   $28,365   $33,126   $38,842   $37,793   $ 34,387





* Annualized

See notes to financial statements.



------

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2007
(UNAUDITED)



                                         PERCENT
                                          OF NET                       MARKET
SECURITY                                  ASSETS   NUMBER OF SHARES    VALUE
---------------------------------------  --------  ----------------  ----------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                      8.3%
 Coach Inc. 1                                                 1,000  $   47,390
 Comcast Corp. 1                                              8,500     239,020
 DeVry Inc.                                                   8,000     272,160
 GameStop Corp. 1                                             6,000     234,600
 McDonald's Corp.                                             6,000     304,560
 Priceline.com. Inc. 1                                        5,000     343,700
 Target Corp.                                                 5,000     318,000
 Walt Disney Co.                                              6,000     204,840
 Warnaco Group Inc. 1                                         7,000     275,380

                                                                      2,239,650


Consumer staples:                            5.1
 Altria Group Inc.                                            7,000     490,980
 Colgate Palmolive Co.                                        4,000     259,400
 Pepsico Inc.                                                 4,000     259,400
 Procter & Gamble Co.                                         6,000     367,140

                                                                      1,376,920


Energy:                                     10.4
 Core Laboratories NV 1                                       2,700     274,563
 Exxon Mobil Corp.                                            5,000     419,400
 McDermott International Inc. 1                               4,400     365,728
 Oil Service Holders Trust 2                                  4,000     698,920
 Schlumberger Ltd.                                            4,000     339,760
 SPDR Energy Select Sector 2                                 10,000     689,900

                                                                      2,788,271


Financial services:                         14.9
 American Express Co.                                         8,600     526,148
 American International Group Inc.                            6,034     422,561
 Annaly Capital Management Inc.                              12,000     173,040
 CB Richard Ellis Group Inc. 1                                8,000     292,000
 CNA Financial Corp. 1                                        6,000     286,140
 Citigroup Inc.                                               9,000     461,610
 Franklin Resources Inc.                                      3,400     450,398
 Hartford Financial Services Group Inc.                       2,500     246,275
 JP Morgan Chase & Co.                                        4,000     193,800
 Luminent Mortgage Capital Inc.                               4,000      40,360
 Merrill Lynch & Co. Inc.                                     3,000     250,740
 MetLife Inc.                                                 4,000     257,920
 Morgan Stanley                                               1,000      83,880

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2007
(UNAUDITED)



                                    PERCENT
                                     OF NET                       MARKET
SECURITY                             ASSETS   NUMBER OF SHARES    VALUE
----------------------------------  --------  ----------------  ----------

Financial services (continued):
 Prudential Financial Inc.                               2,500  $  243,075
 Wells Fargo & Co.                                       2,000      70,340

                                                                 3,998,287


Healthcare:                            10.9%
 Alcon Inc.                                              2,000     269,820
 Baxter International Inc.                               9,000     507,060
 CIGNA Corp.                                             9,000     469,980
 Gilead Sciences Inc. 1                                 10,000     387,999
 Johnson & Johnson                                       2,000     123,240
 Kinetic Concepts Inc. 1                                 2,000     103,940
 Schering Plough Corp.                                  11,000     334,840
 St. Jude Medical Inc. 1                                 6,000     248,940
 Stryker Corp.                                           5,000     315,450
 Zimmer Holdings Inc. 1                                  2,000     169,780

                                                                 2,931,049


Industrials:                           12.3
 Allied Waste Industries Inc. 1                         14,000     188,440
 BE Aerospace Inc. 1                                     7,000     289,100
 Boeing Co.                                              5,000     480,800
 Corrections Corp. of America 1                          6,000     378,660
 General Electric Co.                                   14,000     535,920
 Honeywell International Inc.                            8,000     450,240
 Manitowoc Co. Inc.                                      5,000     401,900
 Snap-on Inc.                                            2,000     101,020
 United Technologies Corp.                               7,000     496,510

                                                                 3,322,590


Materials:                              5.6
 EI DuPont de Nemours & Co.                              6,000     305,040
 Monsanto Co.                                            6,000     405,240
 Potash Corp of Saskatchewan Inc.                        7,500     584,775
 Southern Copper Corp.                                   1,500     141,390
 Terra Industries Inc. 1                                 3,000      76,260

                                                                 1,512,705


Technology:                            16.9
 Apple Inc. 1                                            5,700     695,628
 Avnet Inc. 1                                            4,000     158,560
 Cisco Systems Inc. 1                                   10,000     278,500
 Commscope Inc. 1                                        6,000     350,100
 eBay Inc. 1                                             5,000     160,900

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2007
(UNAUDITED)



                                         PERCENT
                                          OF NET                       MARKET
SECURITY                                  ASSETS   NUMBER OF SHARES     VALUE
---------------------------------------  --------  ----------------  -----------

Technology (continued):
 Electronic Data Systems Corp.                                5,000  $   138,650
 FLIR Systems Inc. 1                                          6,000      277,500
 Google Inc. 1                                                  700      365,890
 Hewlett Packard Co.                                         11,000      490,820
 International Business Machines Corp.                        3,300      347,325
 Microsoft Corp.                                             19,000      559,930
 Oracle Corp. 1                                              14,000      275,940
 Texas Instruments Inc.                                       7,000      263,410
 Varian Semiconductor Eqp. Assoc. Inc. 1                      3,000      120,180
 Xerox Corp. 1                                                4,000       73,920

                                                                       4,557,253


Telecommunications services:                 4.2%
 AT&T Inc.                                                   13,500      560,250
 iShares Tr. DJ US Telecomm. 2                               17,000      573,070

                                                                       1,133,320


Utilities:                                   1.0
 SPDR Utilites Select Sector 2                                6,500      257,270

Diversified Indexed Trusts:                  8.7
 iShares Tr. Russell 1000 Growth 2                            8,000      473,680
 iShares Tr. Russell Midcap Growth 2                          4,000      455,600
 iShares Tr. MSCI EAFE Index 2                               17,500    1,413,475

                                                                       2,342,755

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $19,348,527)                         98.3                      26,460,070


INVESTMENT COMPANIES                         1.6
 First American Treasury Obligations                         40,174       40,174
 Federated Prime Obligations                                400,000      400,000

TOTAL INVESTMENT COMPANIES
 (Cost $440,174)                                                         440,174


TOTAL INVESTMENTS
 (Cost $19,788,701) 3                       99.9                      26,900,244




See notes to financial statements.

------


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2007
(UNAUDITED)



                                          PERCENT
                                           OF NET                       MARKET
SECURITY                                   ASSETS   NUMBER OF SHARES     VALUE
----------------------------------------  --------  ----------------  -----------

OTHER ASSETS AND LIABILITIES                  0.1%                    $    30,606


NET ASSETS                                  100.0%                    $26,930,850

























1  Non-income producing security.
2  Exchange Traded Funds, or baskets of
 stocks giving exposure to certain
 industry and style segments.
3 Represents cost for federal
 income tax and book  purposes and
 differs from market value by net
 unrealized appreciation. (See Note D)


See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
(UNAUDITED)




ASSETS:
Investments in securities, at market value
 (Cost basis - $19,788,701) (Notes A & D)                          $26,900,244

Receivables:
 Dividends                                                              19,340
 Fund shares sold                                                       14,499
 Securities sold                                                       322,129

             Total receivables                                         355,968


Total assets                                                        27,256,212


LIABILITIES:

Payables:
 Accrued expenses (Note B)                                             (35,617)
 Securities purchased                                                 (289,745)

             Total payables                                           (325,362)


NET ASSETS                                                         $26,930,850



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of period                                                 1,221,839
 Net decrease (Note C)                                                (162,501)

 End of period                                                       1,059,338




NET ASSET VALUE, offering price and redemption price per share     $     25.42



NET ASSETS CONSIST OF:
 Paid in capital                                                   $18,290,894
 Net unrealized appreciation on investments                          7,111,543
 Undistributed net investment loss                                     (59,774)
 Accumulated net realized gain on investments                        1,588,187

 Net Assets                                                        $26,930,850







See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Dividends                                                     $  159,779


EXPENSES (Note B):
 Investment advisory fee                                          138,322
 Management fee                                                    82,993

Total expenses                                                    221,315


NET INVESTMENT INCOME (LOSS)                                      (61,536)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                               1,567,224
 Change in unrealized appreciation of investments               1,025,491

NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS         2,592,715


NET INCREASE IN NET ASSETS FROM OPERATIONS                     $2,531,179

























See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                        For The Six Months         For the Year
                                               Ended                      Ended
                                            June 30, 2007     December 31, 2006
                                             (Unaudited)




INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                        $   (61,536)  $   177,209
 Net realized gain on investments                             1,567,224     3,590,216
 Change in unrealized appreciation of investments             1,025,491    (1,333,909)

Net increase in net assets from operations                    2,531,179     2,433,516


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           0      (175,996)
 From net realized gain on investments                                0    (3,586,518)

Net decrease in assets from distributions to shareholders             0    (3,762,514)


INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                         (3,965,414)   (3,432,373)

Total decrease in net assets                                 (1,434,235)   (4,761,371)

NET ASSETS:
 Beginning of period                                         28,365,085    33,126,456


 End of period                                              $26,930,850   $28,365,085




UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $   (59,774)  $     1,762






















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940 ("1940 Act"). The investment objective of the Fund is long-term growth of capital.
Current  income  is  of  secondary  importance.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code, as amended, and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has no capital loss carry forward as of December 31, 2006.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily. Net investment losses, if any, for tax purposes are reclassified to paid in capital.
(4) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement 109. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the impact of FIN 48 and has concluded that it has no impact

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

on the financial statements. In addition, in September 2006, the FASB released Statement of Financial Accounting Standards No. 157 ("SFAS 157"), Fair Value
Measurements. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact of the adoption of SFAS 157 and has concluded it has no impact on the financial statements.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $138,322 for the six months ended June 30, 2007. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $2,000 for the six months ended June 30, 2007.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $82,993 for the six months ended June 30, 2007.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C. CAPITAL SHARE TRANSACTIONS
                           For the Six Months Ended          For the Year Ended
                               June 30, 2007                  December 31, 2006
                               (Unaudited)




                                Shares     Dollars       Shares     Dollars
                                ---------  ------------  ---------  ------------
Subscriptions                     26,703   $   644,621     57,692   $ 1,366,806
Reinvestment of distributions          0             0    159,663     3,762,514

                                  26,703       644,621    217,355     5,129,320
Redemptions                      189,204     4,610,035   (355,991)   (8,561,693)

Net increase (decrease)         (162,501)  $(3,965,414)  (138,636)  $(3,432,373)


------


PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2007, aggregated $10,675,073 and $14,294,900, respectively.
At June 30, 2007, gross unrealized appreciation on investments was $7,197,037 and gross unrealized depreciation on investments was $85,494 for a net unrealized appreciation of $7,111,543 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE
                       Tax Character of Distributions Paid

  For the Year Ended December 31, 2006     For the Year Ended December 31, 2005







Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
----------------  --------------  -------------------  ----------------  --------------  -------------------
$       176,897  $    3,585,618  $         3,762,515  $        153,521  $    1,632,721  $         1,786,242



                       Tax Basis of Distributable Earnings
                             As of December 31, 2006



Undistributed Ordinary Income   Undistributed Capital Gains   Unrealized Appreciation
------------------------------  ----------------------------  ------------------------
$                       1,762  $                     20,963  $              6,086,052
------------------------------  ----------------------------  ------------------------

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.



F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT
The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 13, 2007. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; comparison with the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships, and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is

 PC&J  PERFORMANCE  FUND
 -----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

F. RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Continued) important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2006, and income statement for the year ended December 31, 2006, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on Fund activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the services provided by the Adviser to the Fund are adequate.

The Trustees then compared the Fund's average total returns to several broad-based indices. The Trustees noted that while the Fund under-performed the indices, the Fund does not have a pre-defined peer group or specific investment style like many other mutual funds. The Adviser explained that because the Adviser often is the sole investment adviser for a client/shareholder, and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. As such, the investment focus of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs, which presently comprise the Fund's investment portfolio. This evaluation makes benchmark comparisons more difficult. The Adviser reviewed the relative performance of various styles and capitalization segments over recent years and how those cycles impacted Fund performance. After a lengthy discussion of the under-performance in 2006, the consensus of the Trustees was that the Fund had performed reasonably well when compared to the peer group of growth funds of similar asset size. In addition, the Trustees were satisfied that the portfolio currently is positioned to perform well as the growth segment improves.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits to be realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Funds; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Funds to the Adviser, other than the fees paid pursuant to the

 PC&J  PERFORMANCE  FUND
 -----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT  (Concluded)
Agreement. Materials were distributed at the meeting which compared Service Corp.'s service provider fees with the fees of other service providers. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were very reasonable.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The board noted that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee. In addition, the Adviser pointed out that small, individually managed accounts would be subject to a minimum fee that would exceed the advisory fee charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Based on the information presented, the Trustees concluded that the Adviser's fee schedule was reasonable. The Fund's expense ratio of 1.60% was in line with the 1.60% average expense ratio of the other funds of similar size and objective, considering that the 1.60% average expense ratio does not include front-end fees (average of 1.27%), deferred load (average of 1.13%) and 12b-1 fees (average of 0.50%) charged by the other funds of similar size and objective.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund. They noted that current structure allows for lower fees overall, rather that an initial higher fee for the first step before a breakpoint. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. The Trustees then reviewed a report on the use of the Performance Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Based upon the information provided, the Board concluded that the fee paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

PC&J  PERFORMANCE  FUND
-----------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2007) and held for the six months ended June 30, 2007.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                                          Beginning Account Value   Ending Account Value
                                              January 1, 2007           June 30, 2007      Expenses Paid During Period*

Actual                                    $                  1,000  $            1,094.75  $                        8.31

Hypothetical (5% return before expenses)  $                  1,000  $            1,016.86  $                        8.00




* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS



INDUSTRY SECTOR               % OF NET ASSETS
                              ----------------

Consumer discretionary                    8.3%
----------------------------  ----------------
Consumer staples                          5.1
Energy                                   10.4
Financial services                       14.9
Healthcare                               10.9
Industrials                              12.3
Materials                                 5.6
Technology                               16.9
Telecommunications services               4.2
Utilities                                 1.0
Diversified indexed trusts                8.7
Investment companies                      1.6
Other assets and liabilities              0.1
Total                                   100.0%
                              ----------------





A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.








ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 22, 2007
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 22, 2007
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 22, 2007
         ---------------